UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERMEDIATE-TERM FUND -  3RD QUARTER REPORT - PERIOD ENDED
DECEMBER 31, 2005

 [LOGO OF USAA]
    USAA(R)

                                     USAA INTERMEDIATE-TERM Fund

                    [GRAPHIC OF USAA INTERMEDIATE-TERM FUND]

                    3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2005                             USAA National Tax-Exempt Funds

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         PERIODIC AUCTION RESET BONDS - interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following:
                      Fannie Mae, FHA Insured Mortgage Nursing Home, Government National Mortgage Association, Texas GO, or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., AXA Reinsurance Group, College Construction Loan Insurance Association, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP    Certificate of Participation

              CP     Commercial Paper

              EDC    Economic Development Corp.

              ETM    Escrowed to final maturity

              GAN    Grant Anticipation Note

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

              IDB    Industrial Development Board

              IDC    Industrial Development Corp.

              IDRB   Industrial Development Revenue Bond

              ISD    Independent School District

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              PCRB   Pollution Control Revenue Bond

              PRE    Prerefunded to a date prior to maturity

              RB     Revenue Bond

              SAVRS  Select Auction Variable Rate Securities

              USD    Unified School District

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (88.8%)

             ALABAMA (0.9%)
             Montgomery BMC Special Care Facilities Financing Auth. RB,
  $ 2,155       Series 1998B (ETM)(INS)                                                4.88%      11/15/2018    $    2,254
      345       Series 1998B (INS)                                                     4.88       11/15/2018           354
   14,745    Series 2004B, 5.00%, 11/15/2007 (PRE)(INS)                                4.67(b)    11/15/2021        13,925
    5,000    Prattville IDB PCRB, Series 1998                                          5.15        9/01/2013         5,205
    2,000    Univ. of Alabama at Birmingham Hospital RB, Series 2000A (INS)            5.75        9/01/2020         2,178

             ALASKA (0.5%)
    7,650    Four Dam Pool Power Agency Electric RB,
                Series 2004A (LOC - Dexia Credit Local)                                5.00        7/01/2021         7,948
    2,380    Housing Finance Corp. Mortgage RB, Series 1997A-1                         5.50       12/01/2017         2,461
    3,750    North Slope Borough GO, Series 2003A (INS)                                4.36(a)     6/30/2011         3,039

             ARIZONA (2.3%)
             Health Facilities Auth. RB,
    1,170       Series 2004A                                                           4.50        4/01/2016         1,179
      425       Series 2004A                                                           5.00        4/01/2017           443
    1,150       Series 2004A                                                           4.75        4/01/2025         1,142
    2,500    Maricopa County Phoenix Union High School District No. 210 GO,
                Series 2005B (INS)                                                     4.50        7/01/2024         2,524
             Maricopa County RB,
    3,230       Series 1997 (PRE)                                                      6.13        4/01/2018         3,400
    1,270       Series 1997                                                            6.13        4/01/2018         1,321
             Phoenix Civic Improvement Corp. RB,
    3,270       Series 2005B, 5.50%, 7/01/2013 (INS)                                   4.50(b)     7/01/2024         2,523
    2,115       Series 2005B, 5.50%, 7/01/2013 (INS)                                   4.54(b)     7/01/2025         1,625
    4,000    Pima County USD No. 1 Tucson GO (INS)                                     4.63        7/01/2013         4,213
    4,000    Pima County USD No. 1 Tucson GO (INS)                                     4.75        7/01/2014         4,228
    8,000    School Facilities Board COP, Series 2004B (PRE)(INS)                      5.25        9/01/2017         8,871
   11,210    School Facilities Board RB, Series 2002 (PRE)                             5.25        7/01/2017        12,271
   10,700    State Transportation Board Highway RB, Series 2004B                       5.00        7/01/2020        11,413
    2,535    State Univ. COP (MLO), Series 2005-A (INS)                                5.00        9/01/2024         2,677
    7,180    University Medical Center Corp. RB, Series 2005                           5.00        7/01/2022         7,363

             ARKANSAS (0.4%)
    6,230    Independence County PCRB, Series 2005                                     5.00        1/01/2021         6,319
    2,565    Little Rock Capital Improvement RB, Series 1998A                          5.70        1/01/2018         2,663
    2,540    Springdale Sales and Use Tax RB, Series 2004 (INS)                        4.00        7/01/2016         2,530

             CALIFORNIA (9.0%)
    2,000    Coronado Community Development Agency Tax Allocation Bonds,
               Series 2005 (INS)                                                       5.00        9/01/2024         2,109
             Foothill/Eastern Transportation Corridor Agency RB,
   10,000      Series 1995A (ETM)                                                      7.05        1/01/2010        11,381
   15,000      Series 1995A (PRE)                                                      7.10        1/01/2011        17,363
    9,085      Series 1995A (PRE)                                                      7.15        1/01/2013        10,533
             Golden State Tobacco Securitization Corp.
               RB (State Appropriation Enhanced),
    5,000      Series B (PRE)                                                          5.38        6/01/2017         5,043
    3,000      Series B (PRE)                                                          5.50        6/01/2018         3,093
   20,000    Los Angeles Department of Water and Power RB, Series 2005A,
               Subseries A-2 (INS)                                                     4.75        7/01/2025        20,609
    6,000    Los Angeles USD GO, Series 2003A (INS)                                    5.25        7/01/2019         6,522
             Modesto Irrigation District COP,
    3,320      Series 1999A (INS)                                                      5.64(a)     7/01/2017         1,904
    3,325      Series 1999A (INS)                                                      5.69(a)     7/01/2018         1,801

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 4,000    Oakland Redevelopment Agency Subordinated Tax Allocation Bonds,
                Series 2005 (INS)                                                      5.00%       9/01/2022    $    4,244
    5,000    Public Works Board RB (MLO), Series 2003C                                 5.50        6/01/2019         5,460
    1,430    Sacramento City Financing Auth. Tax Allocation Bonds,
                Series 2005A (INS)                                                     5.00       12/01/2024         1,510
    3,525    San Bernardino County Redevelopment Agency Tax Allocation Bonds,
                Series 2005A (INS)                                                     5.00        9/01/2025         3,645
             San Joaquin Hills Transportation Corridor Agency Senior Lien RB,
    8,305       Series 1993 (ETM)                                                      7.40        1/01/2006         8,306
    5,000       Series 1993 (ETM)                                                      7.40        1/01/2007         5,208
   16,795       Series 1993 (ETM)                                                      7.45        1/01/2008        18,195
    4,705    San Jose MFH RB, Series 1992A                                             4.95        4/01/2012         4,832
   11,140    San Jose Redevelopment Agency RB, Series 2005A (INS)                      5.00        8/01/2020        11,887
    2,175    Semitropic Improvement District Water Banking RB, Series 2004A (INS)      5.25       12/01/2018         2,351
             South Orange County Public Financing Auth. RB,
    4,035       Series 2005A (INS)                                                     5.00        8/15/2022         4,270
    4,920       Series 2005A (INS)                                                     5.00        8/15/2025         5,163
             State Department Water Resources Water System RB,
   10,000       Series AC (INS)                                                        5.00       12/01/2023        10,594
    3,000       Series X (INS)                                                         5.50       12/01/2016         3,411
             State Department Water Resources Power Supply RB,
   15,000       Series 2002A (PRE)(INS)(f)                                             5.50        5/01/2016        16,759
    7,000       Series 2002A (PRE)(INS)                                                5.38        5/01/2017         7,771
   15,000    State GO                                                                  5.00        4/01/2011        15,981
   20,000    State GO                                                                  5.00       12/01/2015        21,459
   10,000    State GO                                                                  5.00        5/01/2025        10,498
    1,245    State Systemwide Univ. RB, Series 2002A (INS)                             5.50       11/01/2015         1,382
             Univ. of California RB,
    3,500       Series 2003A (INS)                                                     5.13        5/15/2016         3,781
    5,000       Series 2004A (INS)                                                     5.00        5/15/2021         5,310

             COLORADO (1.8%)
             Adams County PCRB,
    5,000       Series 1999 (INS)                                                      5.10        1/01/2019         5,295
    8,500       Series 2005A (INS)                                                     4.38        9/01/2017         8,645
             Arapahoe County School District No. 6 GO,
    2,000       Series 2002 (INS)                                                      5.25       12/01/2018         2,164
    2,585       Series 2002 (INS)                                                      5.25       12/01/2019         2,797
    2,000       Series 2002 (INS)                                                      5.25       12/01/2020         2,156
    2,000       Series 2002 (INS)                                                      5.25       12/01/2021         2,156
             Denver Health and Hospital Auth. Healthcare RB,
    1,000       Series 1998A                                                           5.20       12/01/2012         1,033
      635       Series 1998A                                                           5.25       12/01/2013           654
    2,200       Series 1998A                                                           5.38       12/01/2018         2,271
    2,400       Series 2001A                                                           6.25       12/01/2016         2,637
             Douglas County School District No. RE1 GO,
    1,310       Series 2004 (INS)                                                      5.75       12/15/2015         1,496
    1,000       Series 2004 (INS)                                                      5.75       12/15/2016         1,139
    1,000    Health Facilities Auth. RB, Series 2005                                   5.25        6/01/2023         1,052
    2,250    Jefferson County School District No. R-1 GO, Series 2004 (INS)            5.00       12/15/2024         2,381
             Pueblo School District No. 60 GO,
    2,000       Series 2002 (INS)                                                      5.25       12/15/2017         2,165
    2,140       Series 2002 (INS)                                                      5.25       12/15/2020         2,308
    9,045    State COP (MLO), Series 2005B (INS)                                       5.00       11/01/2023         9,574

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                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             CONNECTICUT (1.9%)
             Mashantucket (Western) Pequot Tribe RB,
  $ 4,960       Series 1996A (PRE)(d)                                                  6.40%       9/01/2011    $    5,212
   10,780       Series 1996A(d)                                                        6.40        9/01/2011        11,168
    1,000       Series 1997B(d)                                                        5.60        9/01/2009         1,050
    4,400       Series 1997B(d)                                                        5.70        9/01/2012         4,618
   16,500       Series 1997B(d)                                                        5.75        9/01/2018        17,148
             State GO,
    3,000       Series 2003A                                                           5.00        4/15/2018         3,212
    4,180       Series 2003E (INS)                                                     5.00        8/15/2019         4,476
    2,000       Series 2003E (INS)                                                     5.00        8/15/2020         2,133
    4,000    State Health and Educational Facilities Auth. RB, Series 2005C (INS)      5.00        7/01/2025         4,153

             DELAWARE (0.4%)
             Health Facilities Auth. RB,
    1,495       Series 2002A (INS)                                                     4.80        5/01/2017         1,527
    1,830       Series 2002A (INS)                                                     4.90        5/01/2018         1,875
    1,000       Series 2002A (INS)                                                     5.00        5/01/2019         1,030
    1,515       Series 2002A (INS)                                                     5.05        5/01/2020         1,562
             Municipal Electric Corp. RB,
    1,010       Series 2001 (INS)                                                      5.25        7/01/2013         1,088
    1,460       Series 2001 (INS)                                                      5.25        7/01/2017         1,566
    1,580       Series 2001 (INS)                                                      5.25        7/01/2018         1,694

             DISTRICT OF COLUMBIA (1.8%)
   30,000    Convention Center Auth. RB, Series 1998 (INS)(f)                          5.00       10/01/2018        31,374
             GO,
    3,870       Series 1994A-3                                                         5.50        6/01/2006         3,903
      810       Series 2001E                                                           5.75        6/01/2006           812
    2,405    Metropolitan Airport Auth. RB, Series B (INS)                             5.25       10/01/2016         2,600
             RB,
    4,560       Series 1999 (PRE)(INS)                                                 6.20        7/01/2019         5,044
    6,000       Series 1999A (INS)                                                     5.00        1/01/2019         6,316

             FLORIDA (3.5%)
             Broward County COP (MLO),
   11,355       Series 2005A (INS)                                                     5.00        7/01/2023        12,002
    4,420       Series 2005A (INS)                                                     5.00        7/01/2024         4,661
    3,710       Series 2005A (INS)                                                     5.00        7/01/2025         3,906
    1,340    Clay County Development Auth. IDRB, Series 2002                           3.95        3/01/2011         1,357
             Dade County RB,
    7,905       Series 1996B (INS)                                                     6.00(a)    10/01/2011         6,210
    8,610       Series 1996B (INS)                                                     6.10(a)    10/01/2012         6,357
    8,760       Series 1996B (PRE)(INS)                                                6.20(a)    10/01/2013         6,108
    7,500    Escambia County Health Facilities RB, Series 2003A (Ascension Health)     5.25       11/15/2014         8,159
    3,270    Flagler County School Board COP (MLO), Series 2005A (INS)                 5.00        8/01/2025         3,434
    3,000    Hillsborough County School Board COP, Series 2004A (INS)                  5.25        7/01/2017         3,341
    1,900    Indian River County School Board COP, Series 2005 (INS)                   5.00        7/01/2024         2,004
    3,700    Jacksonville Economic Development Commission IDRB, Series 2002            4.00        3/01/2011         3,733
    5,000    JEA St. Johns River Power Park Systems RB, Issue 2, Series 21 (INS)       5.00       10/01/2020         5,337
    2,910    Miami Beach Health Facilities Auth. Hospital RB, Series 2001A             6.13       11/15/2011         3,152
             Miami Dade County RB,
    2,345       Series 2005A, 5.00%, 10/01/2013 (INS)                                  4.54(b)    10/01/2024         1,674
    3,670       Series 2005A, 5.00%, 10/01/2013 (INS)                                  4.57(b)    10/01/2025         2,611

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             Miami Dade County Stormwater Utility RB,
  $ 1,670       Series 2004 (INS)                                                      5.00%       4/01/2022    $    1,778
    2,805       Series 2004 (INS)                                                      5.00        4/01/2023         2,979
    7,450    Palm Beach County Health Facilities Auth. RB, Series 2002 (INS)           5.00       12/01/2021         7,699
             Palm Beach County Public Improvement RB,
    3,000       Series 2005A (INS)                                                     5.00        6/01/2024         3,170
    2,500       Series 2005A (INS)                                                     5.00        6/01/2025         2,637
             Palm Beach County School Board COP (MLO),
    2,000       Series 2002D (INS)                                                     5.25        8/01/2017         2,153
    1,500       Series 2002D (INS)                                                     5.25        8/01/2018         1,614
    1,000       Series 2005A (INS)                                                     5.00        8/01/2022         1,060

             GEORGIA (0.4%)
    5,000    Coweta County Development Auth. PCRB, Second Series 2001 (INS)            4.35        9/01/2018         5,034
    5,000    Savannah Hospital Auth. Candler Health Systems RB, Series 1998B (INS)     5.00        7/01/2018         5,210

             HAWAII (0.2%)
    5,000    Housing Finance and Development Corp. RB, Series 1997B                    5.45        7/01/2017         5,119
    1,000    State GO, Series 2003DA (INS)                                             5.25        9/01/2019         1,087

             IDAHO (0.1%)
    1,000    Health Facilities Auth. RB, Series 1998 (PRE)                             5.25        5/01/2014         1,038
    1,000    Univ. of Idaho RB, Series 2003 (INS)                                      4.75        4/01/2022         1,035

             ILLINOIS (6.0%)
             Bedford Park Village RB,
    1,000       Series 2005A                                                           4.60       12/01/2017         1,000
    3,240       Series 2005A                                                           4.80       12/01/2020         3,242
             Channahon Tax Increment RB,
    1,705       Series 2000                                                            6.25        1/01/2010         1,796
    6,040       Series 2000                                                            6.88        1/01/2020         6,602
   29,925    Chicago School Board GO, Series 1999A (INS)                               4.82(a)    12/01/2013        21,661
    5,000    Chicago Special Assessment Improvement Bonds, Series 2002
                (Lakeshore East Project)                                               6.63       12/01/2022         5,445
    2,000    Chicago Water Senior Lien RB, Series 2001 (PRE)                           5.00       11/01/2019         2,151
             Chicago-O'Hare International Airport RB,
    2,170       Series 2001B (INS)                                                     5.50        1/01/2014         2,363
    7,000       Series 2005A (INS)(e)                                                  5.00        1/01/2021         7,427
   10,000       Series 2005A (INS)(e)                                                  5.00        1/01/2022        10,569
    7,460    Cook County Forest Preserve District GO, Series 1996 (PRE)(INS)           5.80       11/01/2016         7,689
   10,500    Finance Auth. RB, Series 2004 (INS)                                       5.00       11/15/2023        10,950
             Health Facilities Auth. RB,
    5,000       Series 1996A (Riverside Medical Center)                                6.00        11/15/2015        5,168
    1,000       Series 1998 (Centegra Health System)                                   5.25         9/01/2013        1,036
    2,000       Series 1998 (Centegra Health System)                                   5.25         9/01/2014        2,067
    2,500       Series 1998 (Centegra Health System)                                   5.25         9/01/2018        2,571
   10,000       Series 1998A (Hospital Sisters Services, Inc.) (INS)                   5.00         6/01/2018       10,374
    4,250       Series 2000 (Riverside Medical Center) (PRE)                           6.80        11/15/2020        4,902
    3,000       Series 2001A (Edward Hospital) (INS)                                   5.00         2/15/2020        3,115
    8,050    Lake County Community Unit School District GO, Series 1999B (INS)         5.13(a)     12/01/2016        4,979
             Metropolitan Pier and Exposition Auth. RB,
    2,500       Series 2002B, 5.20%, 6/15/2012 (INS)                                   5.20(b)      6/15/2017        1,957
    2,500       Series 2002B, 5.30%, 6/15/2012 (INS)                                   5.30(b)      6/15/2018        1,969
    4,000       Series 2002B, 5.40%, 6/15/2012 (INS)                                   5.40(b)      6/15/2019        3,158

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 4,735    Northern Illinios Univ. Auxiliary Facilities System RB,
                Series 2001 (INS)                                                      4.88%       4/01/2018    $    4,924
             Univ. of Illinois COP,
    5,820       Series 1999 (PRE)(INS)                                                 5.25        8/15/2015         6,241
    4,000       Series 1999 (PRE)(INS)                                                 5.25        8/15/2016         4,289
    7,815       Series 2001A (PRE)(INS)                                                5.00        8/15/2020         8,392
    5,625    Village of Hodgkins Tax Increment RB, Series 2003B                        5.50       12/01/2013         5,625
             Will County Forest Preserve District GO,
   14,070       Series 1999B (INS)                                                     5.40(a)    12/01/2017         8,331
    2,500       Series 2005A (INS)                                                     5.00       12/15/2023         2,658
    5,000       Series 2005A (INS)                                                     5.00       12/15/2024         5,304

             INDIANA (2.0%)
    7,465    Bond Bank State Revolving Fund RB, Series 2000A (PRE)                     5.50        8/01/2016         8,153
             Health Facility Financing Auth. RB,
    1,400       Series 1998 (Floyd Memorial Hospital)                                  5.25        2/15/2018         1,442
    5,000       Series 1999A (Sisters St. Francis) (INS)                               5.15       11/01/2019         5,254
    6,000    Indianapolis Economic Development RB, Series 1996                         6.05        1/15/2010         6,369
             Municipal Power Agency Power Supply Systems RB,
    4,950       Series 2002B (INS)                                                     5.25        1/01/2017         5,340
    2,100       Series 2002B (INS)                                                     5.25        1/01/2018         2,263
    1,150    St. Joseph County Economic Development RB, Series 1997                    5.45        2/15/2017         1,174
    7,260    St. Joseph County Hospital Auth. RB, Series 1999                          5.75        2/15/2019         7,575
    7,110    Transportation Finance Auth. Highway RB (MLO), Series 2003A (PRE)(INS)    5.25        6/01/2017         7,833
   11,000    Univ. of Southern Indiana RB, Series 2001A (INS)                          5.00       10/01/2018        11,685

             IOWA (0.5%)
    5,500    Finance Auth. RB, Series 1998A (PRE)(INS)                                 5.25        7/01/2015         5,855
    7,950    Marion County Commercial Development RB, Series 1999 (INS)                5.95        1/01/2014         8,247

             KANSAS (0.2%)
             Wyandotte County Special Obligation RB,
    2,000       2nd Lien Series 2005                                                   4.75       12/01/2016         2,056
    4,000       2nd Lien Series 2005                                                   5.00       12/01/2020         4,142

             LOUISIANA (3.1%)
    1,555    Jefferson Sales Tax District RB, Series 2005 (INS)                        5.00       12/01/2022         1,633
             Local Government Environmental Facilities and
                Community Development Auth. RB,
    2,150       Series 2002 (INS)                                                      5.25       12/01/2015         2,322
    2,260       Series 2002 (INS)                                                      5.25       12/01/2016         2,433
    2,355       Series 2002 (INS)                                                      5.25       12/01/2017         2,531
    7,000    New Orleans GO RB, Series 2002 (INS)                                      5.13        9/01/2021         7,285
    2,000    Office Facilities Corp. RB, Series 2003 (INS)                             5.25       11/01/2018         2,147
    6,825    Office Facilities Corp. RB (MLO), Series 2001 (INS)                       5.38        5/01/2018         7,342
    5,175    Offshore Terminal Auth. RB, Series 1998                                   5.20       10/01/2018         5,228
             Orleans Levee District RB,
    5,145       Series 1986 (INS)                                                      5.95       11/01/2014         5,307
    5,340       Series 1986 (INS)                                                      5.95       11/01/2015         5,507
    7,015       Series A (INS)                                                         5.95       11/01/2010         7,237
    9,000    Plaquemines Port, Harbor, and Terminal District RB, Series 1985C          5.00        9/01/2007         9,043
      485    Public Facilities Auth. RB, Series 1997B                                  5.63        8/01/2017           503
    4,450    St. Martin Parish IDRB, Series 2004                                       4.35       10/01/2012         4,443
    3,955    St. Tammany Parish Hospital Service District No. 1 RB,
                Series 1998 (INS)                                                      5.00        7/01/2018         3,976
             Transportation Auth. RB,
    9,450       Series 2005A (INS)                                                     4.38       12/01/2023         9,249
    9,615       Series 2005A (INS)                                                     4.38       12/01/2024         9,361

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             MAINE (0.1%)
  $ 1,870    Housing Auth. RB, Series 2001A                                            5.35%      11/15/2021    $    1,942
    1,500    Jay PCRB, Series 2004A                                                    4.85        5/01/2019         1,502
      500    Municipal Bond Bank RB, Series 2004C                                      5.00       11/01/2020           534

             MARYLAND (0.6%)
   10,000    Anne Arundel County PCRB, Series 1984                                     4.10        7/01/2014        10,020
             Community Development Administration RB,
    2,500       1997 First Series                                                      5.60        4/01/2018         2,559
    4,650       Series 1996A                                                           5.88        7/01/2016         4,789

             MASSACHUSETTS (3.3%)
             Commonwealth GO,
    4,500       Series 2002B (PRE)(INS)                                                5.50        3/01/2018         4,943
    7,775       Series 2002D (PRE)(INS)                                                5.38        8/01/2021         8,518
    5,000       Series 2003D (PRE)                                                     5.25       10/01/2020         5,481
    3,420    Commonwealth RB, Series 2005A (INS)                                       5.00        6/01/2023         3,624
    5,105    Federal Highway GAN, Series 2000A                                         5.75        6/15/2015         5,558
             Massachusetts Bay Transportation Auth. Assessment Bonds,
    1,500       Series 2004A                                                           5.25        7/01/2014         1,662
    1,000       Series 2004A (PRE)                                                     5.25        7/01/2015         1,107
    1,550       Series 2004A (PRE)                                                     5.25        7/01/2016         1,716
             Massachusetts Bay Transportation Auth. RB,
    5,000       Series 2003C                                                           5.25        7/01/2018         5,608
    3,000       Series 2003C                                                           5.25        7/01/2019         3,380
             Port Auth. RB,
    5,000       Series 2005-C (INS)                                                    5.00        7/01/2024         5,276
    2,280       Series 2005-C (INS)                                                    5.00        7/01/2025         2,401
    3,215    Springfield GO, Series 2003 (INS)                                         5.25        1/15/2019         3,497
   10,000    State School Building Auth. RB, Series 2005A (INS)                        5.00        8/15/2024        10,599
             Water Pollution Abatement Trust Pool Program Bonds,
   13,950       Series 11                                                              4.75        8/01/2023        14,466
    5,935       Series 11                                                              4.75        8/01/2024         6,141
    6,460       Series 11                                                              4.75        8/01/2025         6,673

             MICHIGAN (1.5%)
    6,620    Detroit Building Auth. RB (MLO),
                Series 1996A (LOC - Comerica Bank, N.A.)                               6.15        2/01/2011         6,715
    4,000    Detroit Downtown Development Auth. Bond, Series 1998C (INS)               5.00        7/01/2018         4,140
   25,000    Dickinson County EDC PCRB, Series 2004A                                   4.80       11/01/2018        24,641
    2,390    Higher Education Facilities Auth. RB, Series 1998                         5.35        6/01/2013         2,488
             Hospital Finance Auth. RB,
      150       Series 1996 (Central Michigan Hospital)                                6.10       10/01/2006           152
      160       Series 1996 (Central Michigan Hospital)                                6.20       10/01/2007           164
    2,250       Series 1996 (Central Michigan Hospital)                                6.25       10/01/2016         2,311
    1,500    Kent Hospital Finance Auth. RB, Series 2005A (Metropolitan Hospital)      5.50        7/01/2020         1,586

             MINNESOTA (1.4%)
   18,015    Cohasset PCRB, Series 2004                                                4.95        7/01/2022        18,301
       40    Housing Finance Agency RB, Series 1997G                                   6.00        1/01/2018            41
    3,000    Municipal Power Agency Electric RB, Series 2005                           4.38       10/01/2025         2,879
             St. Paul Hospital RB,
    4,000       Series 1997A                                                           5.70       11/01/2015         4,147
    1,500       Series 1997B                                                           5.85       11/01/2017         1,557
    7,680       Series 2005                                                            5.15       11/15/2020         7,769
    5,260    Washington County Hospital Facility RB, Series 1998                       5.38       11/15/2018         5,370

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             MISSISSIPPI (1.1%)
  $19,850    Hospital Equipment and Facilities Auth. RB, Series 2000 (PRE)             6.35%      12/01/2015    $   21,447
    1,500    Lincoln County Hospital RB, Series 1998B (INS)                            5.50        4/01/2018         1,569
    6,890    Union County Hospital RB, Series 1997 (ETM)                               5.50        3/01/2009         7,318

             MISSOURI (0.3%)
    2,000    Development Finance Board Infrastructure Facilities RB,
                Series 2005A                                                           4.75        6/01/2025         2,001
    1,500    Health and Educational Facilities Auth. RB, Series 1997                   5.75        2/01/2017         1,552
    5,000    State Environmental Improvement and Energy Resources Auth. RB,
                Series 1993                                                            4.00        1/02/2012         5,034

             MONTANA (0.1%)
    2,450    Health Facilities Auth. RB, Series 1996                                   6.38        6/01/2018         2,511

             NEBRASKA (0.6%)
             Investment Finance Auth. Hospital RB,
      620       Series 1997 (INS)                                                      5.30       11/15/2012           640
    2,000       Series 1997 (INS)                                                      5.45       11/15/2017         2,058
             Platte County Hospital Auth. No. 1 Hospital RB,
      500       Series 2000 (INS)                                                      5.50        5/01/2010           534
      500       Series 2000 (INS)                                                      5.55        5/01/2011           537
      500       Series 2000 (INS)                                                      5.65        5/01/2012           537
      500       Series 2000 (INS)                                                      5.75        5/01/2013           537
      500       Series 2000 (INS)                                                      5.90        5/01/2015           539
    3,500       Series 2000 (INS)                                                      6.05        5/01/2020         3,794
             Public Power District RB,
    2,790       Series 2005A (INS)                                                     5.00        1/01/2023         2,957
    1,710       Series 2005A (INS)                                                     5.00        1/01/2024         1,808
             Scotts Bluff County Hospital Auth. RB,
    2,940       Series 1998 (PRE)                                                      5.13       11/15/2019         3,132
      560       Series 1998                                                            5.13       11/15/2019           580

             NEVADA (0.4%)
    5,000    Clark County Airport System Subordinate Lien RB,
                Series 2001B (PRE)(INS)                                                5.25        7/01/2019         5,425
    1,000    Clark County Flood Control GO, Series 1998 (INS)                          4.50       11/01/2016         1,018
    6,040    Department of Business and Industry RB,
                Series 2000 (Las Vegas Monorail) (INS)                                 5.76(a)     1/01/2017         3,662
    2,000    Reno Hospital RB, Series 1998A (INS)                                      5.00        5/15/2018         2,085

             NEW HAMPSHIRE (0.2%)
    5,000    Business Finance Auth. PCRB, Series 1992A                                 5.85       12/01/2022         5,228

             NEW JERSEY (1.3%)
    6,150    Camden County Improvement Auth. RB, Series 1997 (PRE)                     5.88        2/15/2015         6,433
             Economic Development Auth. RB,
    2,000       Series 1997A                                                           5.75       12/01/2016         2,051
   13,500       Series 2004                                                            5.50        6/15/2024        14,122
    5,000       Series 2004A (INS)                                                     5.00        7/01/2022         5,304
    8,830       Series 2005P                                                           5.25        9/01/2023         9,494

             NEW MEXICO (0.5%)
             Jicarilla Apache Nation RB,
    4,890       Series 2002A(d)                                                        5.00        9/01/2018         5,076
    3,250       Series 2002A(d)                                                        5.50        9/01/2023         3,473
    4,000    Sandoval County Incentive Payment RB, Series 2005                         4.38        6/01/2020         3,989

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEW YORK (13.7%)
  $ 7,000    Dormitory Auth. Lease RB (MLO), Court Facilities, Series 2003A (PRE)      5.50%       5/15/2019    $    7,845
             Dormitory Auth. RB,
   12,560       Series 1998G (Northern General Hospital) (ETM)                         5.30        2/15/2019        13,636
    3,975       Series 2002                                                            5.05        2/01/2022         4,191
    1,500       Series 2003A                                                           5.25        7/01/2013         1,630
    5,000       Series 2003A (PRE)                                                     5.38        3/15/2018         5,555
    5,000       Series 2003A (PRE)                                                     5.38        3/15/2019         5,555
    2,000       Series 2003A (PRE)                                                     5.38        3/15/2022         2,222
    5,000       Series 2004A (INS)                                                     5.25        2/15/2014         5,469
    1,000       Series 2005                                                            5.00       11/01/2014         1,056
   15,055       Series 2005 (INS)(e)                                                   5.00        2/01/2022        15,927
    6,000    Dormitory Auth. RB, Bronx-Lebanon Hospital Center, Series 1998E           5.20        2/15/2015         6,232
             Dormitory Auth. RB, Brookdale Hospital,
    5,000       Series 1998J                                                           5.20        2/15/2015         5,193
    4,000       Series 1998J                                                           5.20        2/15/2016         4,148
    4,760       Series 1998J                                                           5.30        2/15/2017         4,944
             Dormitory Auth. RB, Department of Health,
    4,680       Series 2004                                                            5.00        7/01/2017         4,964
    3,205       Series 2004                                                            5.00        7/01/2018         3,388
    4,960       Series 2004                                                            5.00        7/01/2019         5,232
    5,420    Dormitory Auth. RB, Kateri Residence (LOC - Allied Irish Banks plc)       4.40        7/01/2016         5,530
             Dormitory Auth. RB, Mental Health,
    1,430       Series 1997A (PRE)                                                     5.75        2/15/2010         1,496
      620       Series 1997A                                                           5.75        2/15/2010           648
    1,390       Series 1997A (PRE)                                                     5.75        2/15/2011         1,455
      605       Series 1997A                                                           5.75        2/15/2011           632
    1,395       Series 1997A (PRE)                                                     5.75        2/15/2012         1,460
      600       Series 1997A                                                           5.75        2/15/2012           627
       15       Series 1997B (PRE)                                                     5.75        2/15/2010            16
    2,445       Series 1997B                                                           5.75        2/15/2010         2,550
       25       Series 1997B (PRE)                                                     5.75        2/15/2012            26
    4,025       Series 1997B                                                           5.75        2/15/2012         4,198
       60       Series 1997B (PRE)                                                     5.50        8/15/2017            63
    4,615       Series 1997B                                                           5.50        8/15/2017         4,800
             Dormitory Auth. RB, New York City Univ.,
    5,500       1993 Series A                                                          5.75        7/01/2013         6,107
    3,550       1996 Series 2 (PRE)                                                    6.00        7/01/2009         3,669
    1,450       1996 Series 2                                                          6.00        7/01/2009         1,498
    1,250       1996 Series 2 (PRE)                                                    6.00        7/01/2010         1,292
      510       1996 Series 2                                                          6.00        7/01/2010           527
    6,000    Dormitory Auth. RB, State Personal Income Tax, Series 2005F               5.00        3/15/2023         6,342
             Dormitory Auth. RB, State Univ.,
   14,120       Series 1996 (PRE)                                                      5.75        5/15/2013        14,528
    7,000       Series 1996 (PRE)                                                      5.75        5/15/2016         7,202
             Dormitory Auth. RB, Upstate Community Colleges,
    1,085       Series 1999A (PRE)                                                     5.00        7/01/2019         1,153
    1,915       Series 1999A                                                           5.00        7/01/2019         1,981
    1,500       Series 2004B                                                           5.25        7/01/2015         1,629
    2,005       Series 2004B                                                           5.25        7/01/2016         2,171
    2,000       Series 2004B                                                           5.25        7/01/2017         2,162
             East Rochester Housing Auth. RB,
    4,380       Series 2002 (Jewish Home) (NBGA)                                       4.05        2/15/2012         4,466
    2,000       Series 2002 (Jewish Home) (NBGA)                                       4.63        2/15/2017         2,075
    4,000       Series 2002A (St. Mary's Residence) (NBGA)                             3.75       12/20/2012         3,975

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 7,500    Energy Research and Development Auth. PCRB, Series 1985A (INS)            4.10%       3/15/2015    $    7,544
    2,500    Environmental Facilities Corp. State Personal Income Tax RB,
                Series 2004A (INS)                                                     5.00       12/15/2023         2,649
             Housing Finance Agency Service Contract Obligation RB,
    1,450       Series 1995A (PRE)                                                     6.25        9/15/2010         1,509
      825       Series 1995A                                                           6.25        9/15/2010           844
      885       Series 1996A (PRE)                                                     6.00        9/15/2016           942
    3,340       Series A-2003 (PRE)                                                    6.00        9/15/2016         3,468
      195       Series A-2003                                                          6.00        9/15/2016           203
    3,000    Long Island Power Auth. Electric Systems RB, Series 2003B                 5.25        6/01/2014         3,270
             New York City GO,
   10,000       Series 1996G (PRE)                                                     5.75        2/01/2010        10,171
    3,300       Series 1997I (PRE)                                                     6.00        4/15/2012         3,446
    1,700       Series 1997I                                                           6.00        4/15/2012         1,768
    5,000       Series 2002G                                                           5.63        8/01/2015         5,501
   10,000       Series 2002G                                                           5.75        8/01/2016        11,025
   26,625       Series 2003C                                                           5.50        8/01/2015        28,918
    5,000       Series 2003D                                                           5.25       10/15/2019         5,334
    6,000       Series 2004G                                                           5.25        8/01/2015         6,476
             New York City IDA Civic Facility RB,
    2,085       Series 2004A-1 (INS)                                                   3.05        7/01/2009         2,037
    2,175       Series 2004A-1 (INS)                                                   4.15        7/01/2014         2,155
    1,050       Series 2004A-1 (INS)                                                   4.75        7/01/2019         1,065
             New York City Municipal Water Finance Auth. RB,
    3,000       Series 2004B                                                           5.00        6/15/2019         3,188
   10,000       Series A                                                               5.38        6/15/2017        10,850
             New York City Transitional Finance Auth. RB,
    5,000       Series 2002C (INS)                                                     5.25        8/01/2019         5,405
    3,000       Series 2004B                                                           5.25        8/01/2018         3,259
    6,740       Series 2004D-1                                                         5.00       11/01/2017         7,201
   14,000       Series 2006A-1                                                         5.00       11/01/2024        14,877
   20,000    Sales Tax Asset Receivable Corp. RB, Series 2004A (INS)                   5.00       10/15/2023        21,293
             Thruway Auth. RB,
    9,615       Series 2002A (PRE)(INS)                                                5.25        4/01/2015        10,526
    6,000       Series 2002A (PRE)(INS)                                                5.25        4/01/2016         6,569
    5,900       Series 2004B (INS)                                                     5.00        4/01/2017         6,326
   11,000    Tobacco Settlement Financing Corp. Asset-Backed RB, Series 2003B-1C       5.50        6/01/2018        11,994

             NORTH CAROLINA (1.4%)
             Eastern Municipal Power Agency RB,
    6,000       Series 2003A                                                           5.50        1/01/2012         6,514
    4,885       Series F                                                               5.50        1/01/2015         5,278
    1,830       Series F                                                               5.50        1/01/2016         1,970
    1,000       Series F                                                               5.50        1/01/2017         1,072
             Infrastructure Finance Corp. COP (MLO),
    2,400       Series 2004A                                                           5.00        2/01/2017         2,539
    5,000       Series 2005A                                                           5.00        2/01/2023         5,234
    5,000    Municipal Power Agency No. 1 RB, Series 2003A                             5.50        1/01/2013         5,443
    4,000    Wake County Industrial Facilities PCRB, Series 2002                       5.38        2/01/2017         4,267
    5,610    Wilmington COP, Series 2005A (INS)                                        5.00        6/01/2025         5,882

             NORTH DAKOTA (0.1%)
    1,000    Grand Forks Sales Tax RB, Series 2005A (Alerus Project) (INS)             5.00       12/15/2022         1,067
    2,510    State Water Commission RB, Series 2005B (INS)                             5.00        8/01/2023         2,666

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             OHIO (0.8%)
  $ 2,400    Fairview Park GO, Series 2005 (INS)                                       4.13%      12/01/2020    $    2,370
    4,000    Franklin County Development RB, Series 1999                               5.80       10/01/2014         4,267
    2,650    Franklin County Health Care Facilities RB, Series 1997                    5.50        7/01/2017         2,723
   10,000    Hamilton Electric System RB, Series 2002A (INS)                           4.65       10/15/2022        10,217
    1,485    Housing Finance Agency Residential Mortgage RB, Series 2001D (NBGA)       5.10        9/01/2017         1,502

             OKLAHOMA (0.6%)
             Comanche County Hospital Auth. RB,
    3,895       Series 2005 (INS)                                                      5.25        7/01/2022         4,125
    3,000       Series 2005 (INS)                                                      5.25        7/01/2023         3,170
             Holdenville Industrial Auth. RB,
    1,650       Series 1995 (PRE)                                                      6.60        7/01/2010         1,710
    3,250       Series 1995 (PRE)                                                      6.70        7/01/2015         3,370
    1,400    Norman Regional Hospital Auth. RB, Series 2005                            5.50        9/01/2024         1,447
             Valley View Hospital Auth. RB,
      675       Series 1996                                                            5.75        8/15/2006           685
    2,695       Series 1996                                                            6.00        8/15/2014         2,779

             OREGON (0.1%)
    2,000    Department of Administrative Services RB (INS)                            5.00        9/01/2013         2,173

             PENNSYLVANIA (2.0%)
   16,300    Allegheny County IDA RB, Series 1998                                      4.75       12/01/2032        16,985
    5,500    Higher Educational Facility Auth. RB, Series 1999A (INS)                  5.25        8/01/2014         5,855
             Montgomery County IDA RB,
   10,000       Series 1996B                                                           5.63       11/15/2012        10,384
    6,300       Series 2002A (INS)                                                     5.00       11/01/2011         6,748
    3,650       Series 2002A (INS)                                                     5.25       11/01/2014         4,026
    9,835    Philadelphia IDA RB, Series 1998A (LOC - Wachovia Bank, N.A.)             5.15        3/01/2019         9,841
             Pittsburgh GO,
    1,500       Series 2005A (INS)                                                     5.00        9/01/2017         1,609
    1,250       Series 2005A (INS)                                                     5.00        9/01/2018         1,336

             PUERTO RICO (2.4%)
             Commonwealth GO,
    6,000       Series 2003A (INS)                                                     5.50        7/01/2017         6,850
    6,000       Series 2003A (INS)                                                     5.50        7/01/2018         6,882
             Electric Power Auth. RB,
   12,000       Series 2002KK (INS)                                                    5.50        7/01/2016        13,653
    5,000       Series S                                                               7.00        7/01/2006         5,088
   10,000    Government Development Bank CP                                            3.55        1/26/2006         9,999
             Highway and Transportation Auth. RB,
    1,000       Series G (INS)                                                         5.25        7/01/2019         1,091
    1,000       Series G (INS)                                                         5.25        7/01/2020         1,091
   22,200    Housing Bank and Finance Agency RB                                        7.50       12/01/2006        22,864

             RHODE ISLAND (0.9%)
    3,000    Economic Development Corp. RB, Series A (INS)                             5.00        6/15/2014         3,242
             Health and Educational Building Corp. RB,
    3,385       Series 1996 (INS)                                                      5.50        5/15/2012         3,538
    7,600       Series 1996 (INS)                                                      5.50        5/15/2016         7,943
    4,345       Series 1999A (LOC - Allied Irish Banks plc)                            5.88       11/15/2014         4,635
    2,115    Housing and Mortgage Finance Corp. Bond, Series 37-A                      5.13        4/01/2017         2,183
    3,260    Housing and Mortgage Finance Corp. MFH RB, Series 1995A (INS)             5.70        7/01/2007         3,309

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (1.0%)
  $10,000    Berkeley County PCRB, Series 2003                                         4.88%      10/01/2014    $   10,486
    2,890    Columbia RB, Series 2005 (INS)                                            5.00        2/01/2023         3,073
             Georgetown County Environmental Improvement RB,
    4,250       Series 2000A                                                           5.95        3/15/2014         4,566
    5,000       Series 2002A                                                           5.70        4/01/2014         5,298
    3,000    Marion County Hospital District RB, Series 1995 (INS)                     5.50       11/01/2015         3,065

             SOUTH DAKOTA (0.3%)
             Housing Development Auth. Bond,
      975       Series 2001D                                                           5.25        5/01/2017           987
    6,305       Series 2002A (INS)                                                     5.15       11/01/2020         6,571

             TENNESSEE (0.5%)
    3,000    Knox County Health, Educational, and Housing Facilities RB,
                Series 1996 (INS)                                                      5.50        4/15/2011         3,108
    1,000    Nashville and Davidson County Health and Educational Facilities RB,
                Series 1998 (INS)                                                      5.10        8/01/2019         1,024
      745    Shelby County Health Educational & Hospital RB (PRE)                      6.00        9/01/2016           849
    1,255    Shelby County Health Educational & Hospital RB (PRE)                      6.00        9/01/2016         1,430
      935    Shelby County Health Educational & Hospital RB (PRE)                      6.25        9/01/2018         1,079
    1,565    Shelby County Health Educational & Hospital RB (PRE)                      6.25        9/01/2018         1,805
    3,500    Springfield Health and Educational Facilities Hospital RB,
                Series 1998                                                            5.25        8/01/2018         3,534

             TEXAS (14.1%)
    1,960    Alamo Community College District RB, Series 2001 (INS)                    5.00       11/01/2020         2,066
      710    Austin Airport System Prior Lien RB, Series 2003 (INS)                    5.25       11/15/2018           765
    5,410    Austin Higher Education Auth. RB, Series 1998                             5.13        8/01/2016         5,502
             Austin RB,
    1,190       Series 2005 (INS)                                                      5.00       11/15/2023         1,262
    2,300       Series 2005 (INS)                                                      5.00       11/15/2024         2,433
    5,610    Austin Utility Systems Subordinate Lien RB, Series 1998A (INS)            5.15(a)     5/15/2017         3,405
             Bastrop ISD GO,
    1,855       Series 1997 (NBGA)                                                     5.55(a)     2/15/2014         1,327
    3,030       Series 1997 (NBGA)                                                     5.55(a)     2/15/2015         2,058
    3,055       Series 1997 (NBGA)                                                     5.60(a)     2/15/2016         1,971
    3,155       Series 1997 (NBGA)                                                     5.60(a)     2/15/2017         1,935
   12,000    Bexar County Health Facilities Development Corp. RB,
                Series 1993 (ETM)(INS)                                                 5.88       11/15/2010        12,265
   32,925    Brazos River Auth. RB, Series 1999A                                       5.38        4/01/2019        33,689
    5,365    Cass County IDC PCRB, Series 1997B                                        5.35        4/01/2012         5,623
             Central Regional Mobility Auth. RB,
    2,680       Series 2005, 4.55%, 1/01/2014 (INS)                                    4.55(b)     1/01/2020         1,834
    3,445       Series 2005, 4.60%, 1/01/2014 (INS)                                    4.60(b)     1/01/2021         2,348
    9,065    Clint ISD Public Facility Corp. RB, Series 1999 (PRE)                     7.00        5/01/2019        10,021
    3,315    Comal ISD RB, Series 2005 (NBGA)                                          5.00        2/01/2021         3,488
             Conroe ISD GO,
    2,600       Series 2005C (NBGA)                                                    5.00        2/15/2023         2,747
    3,100       Series 2005C (NBGA)                                                    5.00        2/15/2024         3,268
             Corpus Christi Utility Systems RB,
    4,720       Series 2005A (INS)                                                     5.00        7/15/2023         4,978
    4,955       Series 2005A (INS)                                                     5.00        7/15/2024         5,214
    2,605       Series 2005A (INS)                                                     5.00        7/15/2025         2,735
   10,410    Dallas Area Rapid Transit Senior Lien RB, Series 2001 (INS)(f)            5.00       12/01/2018        11,034
    5,000    Dallas ISD GO, Series 2004A (NBGA)                                        5.00        8/15/2022         5,270
    7,840    Duncanville ISD GO, Series 2005 (NBGA)                                    5.00        2/15/2023         8,253

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             Edgewood ISD GO,
  $ 1,450       Series 2001 (NBGA)                                                     4.90%       8/15/2018    $    1,510
    1,520       Series 2001 (NBGA)                                                     4.88        8/15/2019         1,578
    1,595       Series 2001 (NBGA)                                                     5.00        8/15/2020         1,679
    1,675       Series 2001 (NBGA)                                                     5.00        8/15/2021         1,758
             Fort Worth Higher Education Finance Corp. RB,
      515       Series 1997A                                                           5.50       10/01/2006           518
      545       Series 1997A                                                           5.50       10/01/2007           551
      575       Series 1997A                                                           5.63       10/01/2008           582
    6,580    Fort Worth ISD Bonds, Series 2001 (NBGA)                                  5.00        2/15/2018         6,936
             Garland ISD GO,
    3,225       Series 2005 (NBGA)                                                     5.00        2/15/2022         3,402
    5,000       Series 2005 (NBGA)                                                     5.00        2/15/2023         5,264
    5,525       Series 2005 (NBGA)                                                     5.00        2/15/2024         5,803
    6,200    Gulf Coast Waste Disposal Auth. RB, Series 1994                           5.70        5/01/2006         6,243
    5,855    Harris County GO, Series 2004B                                            5.00       10/01/2020         6,215
    2,070    Harrison County Health Facilities Development Corp. RB,
                Series 1998 (INS)                                                      5.50        1/01/2018         2,145
    1,895    Hidalgo County Health Services Corp. RB                                   4.75        8/15/2017         1,873
      350    Hidalgo County Health Services Corp. RB                                   5.00        8/15/2019           355
             Houston ISD Public Facility Corp. RB (MLO),
    3,635       Series 1998A (INS)                                                     5.35(a)     9/15/2015         2,398
    2,635       Series 1998A (INS)                                                     5.38(a)     9/15/2016         1,650
    3,885       Series 1998A (INS)                                                     5.40(a)     9/15/2017         2,307
    4,955       Series 1998B (INS)                                                     5.35(a)     9/15/2015         3,269
    6,955       Series 1998B (INS)                                                     5.38(a)     9/15/2016         4,354
    3,000    Houston Public Improvement GO, Series 2003A-1 (INS)                       5.00        3/01/2019         3,185
    4,400    Jefferson County Health Facilities RB, Series 2001 (INS)                  5.20        8/15/2021         4,633
             Judson ISD GO,
    2,200       Series 2005B (INS)                                                     5.00        2/01/2023         2,305
    1,500       Series 2005B (INS)                                                     5.00        2/01/2024         1,568
    2,830    Katy ISD GO, Series 2005B (NBGA)                                          5.00        2/15/2023         2,979
             La Porte ISD GO,
    1,595       Series 2005A (INS)                                                     5.00        2/15/2022         1,683
    3,535       Series 2005A (INS)                                                     5.00        2/15/2024         3,713
             Laredo ISD Public Limited GO,
      480       Series 1998A                                                           5.06        2/01/2006           481
      505       Series 1998A                                                           5.06        2/01/2007           513
      530       Series 1998A                                                           5.06        2/01/2008           544
    3,830    Lewisville RB, Series 1998 (INS)                                          5.38        9/01/2015         4,094
    3,480    Marlin ISD Public Facility Corp. RB (MLO), Series 1998
                (acquired 7/22/1998; cost $3,537)(c)                                   5.85        2/15/2018         3,619
    2,175    Mesquite Health Facilities Development Corp. RB, Series 2005              5.50        2/15/2025         2,258
   10,000    Midlothian Development Auth. Tax Increment RB, Series 2004                6.00       11/15/2024        10,071
             Northside ISD GO,
    5,300       Series 2001 (NBGA)                                                     5.00        2/15/2017         5,587
    5,420       Series 2001 (NBGA)                                                     5.00        2/15/2018         5,714
             Northwest ISD GO,
    2,965       Series 2005 (NBGA)                                                     5.00        8/15/2023         3,128
    3,110       Series 2005 (NBGA)                                                     5.00        8/15/2024         3,274
    1,770       Series 2005 (NBGA)                                                     5.00        8/15/2025         1,859
             Nueces River Auth. RB,
    1,220       Series 2005 (INS)                                                      5.00        7/15/2023         1,287
    1,530       Series 2005 (INS)                                                      5.00        7/15/2024         1,610
   17,475    Plano ISD GO, Series 2001 (NBGA)                                          5.00        2/15/2019        18,422
   19,050    Port of Corpus Christi IDC PCRB, Series 1997B                             5.40        4/01/2018        19,933

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             San Antonio Electric and Gas System RB,
  $10,000       Series 2002 (PRE)                                                      5.38%       2/01/2019    $   10,864
   15,000       Series 2005                                                            5.00        2/01/2024        15,754
             State Water Financial Assistance Bonds GO,
    1,250       Series 2004C                                                           5.00        8/01/2015         1,351
    3,320       Series 2004C                                                           5.00        8/01/2016         3,573
             Tarrant Regional Water District RB,
    7,000       Series 2002 (INS)                                                      5.38        3/01/2016         7,642
    8,000       Series 2002 (INS)                                                      5.25        3/01/2017         8,638
    2,000       Series 2002 (INS)                                                      5.25        3/01/2019         2,156
    2,000       Series 2002 (INS)                                                      5.25        3/01/2020         2,156
    5,240    Texas Tech Univ. RB, Series 2003 (INS)                                    5.25        2/15/2017         5,681
    5,795    Transportation Commission GO, Series 2005-A (NBGA)                        5.00        4/01/2025         6,104
             Tyler Health Facilities Development Corp. Hospital RB,
    3,140       Series 1993B                                                           6.63       11/01/2011         3,143
    3,895       Series 2003                                                            5.25        7/01/2011         4,126
    2,125       Series 2003                                                            5.25        7/01/2012         2,258
    1,500       Series 2003                                                            5.25        7/01/2013         1,595
             Univ. of Texas Board of Regents RB,
    4,500       Series 2001B (PRE)                                                     5.38        8/15/2017         4,884
    7,000       Series 2002B (PRE)(NBGA)                                               5.25        7/01/2018         7,621
    5,970    Williamson County GO (INS)                                                5.13        2/15/2022         6,433
             Wylie ISD GO,
    1,385       Series 2001 (NBGA)                                                     5.00(a)     8/15/2014           968
    1,690       Series 2001 (NBGA)                                                     5.10(a)     8/15/2015         1,122

             UTAH (0.3%)
      145    Housing Finance Agency RB, Series 1985B                                   5.30        7/01/2007           146
             Intermountain Power Agency RB,
    4,410       Series 1987A (ETM)(INS)                                                5.00        7/01/2012         4,416
    1,325       Series 1997B (PRE)(INS)                                                5.75        7/01/2019         1,399
    2,675       Series 1997B (INS)                                                     5.75        7/01/2019         2,815

             VERMONT (0.1%)
    3,000    Educational and Health Buildings Financing Agency RB, Series 1998         5.50        7/01/2018         3,091

             VIRGINIA (1.7%)
   18,665    Chesapeake Port Facility IDA RB, Series 2004                              3.90        3/01/2013        18,371
             Public School Auth. Financing Bonds,
   10,000       Series 1999A (PRE)                                                     5.13        8/01/2019        10,679
    5,510       Series 2000B                                                           5.00        8/01/2017         5,860
    5,000    Richmond Convention Center Auth. RB, Series 2000 (PRE)                    6.13        6/15/2020         5,581
             State Housing Development Auth. RB,
    1,700       Series 2002Z                                                           4.25        1/01/2016         1,709
    1,735       Series 2002Z                                                           4.25        7/01/2016         1,743
    1,775       Series 2002Z                                                           4.35        1/01/2017         1,788
    1,810       Series 2002Z                                                           4.35        7/01/2017         1,822

             WASHINGTON (1.1%)
    8,650    Central Puget Sound Regional Transit Auth. RB, Series 2005A (INS)         5.00       11/01/2024         9,114
             Health Care Facilities Auth. RB,
    3,255       Series 1997A (INS)                                                     5.13        8/15/2017         3,389
    2,500       Series 1998 (INS)                                                      5.25        8/15/2017         2,592
    2,500       Series 1998 (INS)                                                      5.30        8/15/2018         2,593

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 6,185    Higher Education Facilities Auth. RB, Series 1998                         5.20%      10/01/2017    $    6,370
    2,000    Housing Finance Commission RB, Series 1999 (INS)                          5.88        7/01/2019         2,141
    5,000    King County Housing Auth. RB, Series 1998A (INS)                          5.20        7/01/2018         5,048

             WEST VIRGINIA (0.2%)
             School Building Auth. RB,
    2,690       Series 2004 (INS)                                                      5.25        1/01/2014         2,968
    1,615       Series 2004 (INS)                                                      5.25        7/01/2014         1,788

             WISCONSIN (1.1%)
             Central Brown County Water Auth. RB,
    5,000       Series 2005 (INS)                                                      5.00       12/01/2022         5,307
    2,000       Series 2005 (INS)                                                      5.00       12/01/2023         2,116
    1,420    Green Bay Water Systems RB, Series 2004 (INS)                             5.00       11/01/2021         1,508
             Health and Educational Facilities Auth. RB,
    4,130       Series 1995A (Waukesha Memorial Hospital) (INS)                        5.25        8/15/2012         4,259
    5,000       Series 1998A (Wausau Hospital) (INS)                                   5.13        8/15/2020         5,242
    5,540    Housing and Economic Development Auth. RB, Series 2002G                   4.85        9/01/2017         5,683
    1,345    Kaukauna Area School District GO, Series 2001 (INS)                       4.85        3/01/2017         1,407
    5,000    State GO, Series 2004-4 (INS)                                             5.00        5/01/2017         5,358
                                                                                                                ----------
             Total fixed-rate instruments (cost: $2,393,843)                                                     2,477,667
                                                                                                                ----------

             PUT BONDS (9.5%)

             CALIFORNIA (0.7%)
    3,000    Health Facilities Financing Auth. RB, Series 2004I                        4.95        7/01/2026         3,162
             Statewide Communities Development Auth. RB,
    7,500       Series 1998A(d)                                                        5.25        5/15/2025         7,759
    8,270       Series 2002E (Kaiser Permanente)                                       4.70       11/01/2036         8,492

             DISTRICT OF COLUMBIA (0.1%)
    3,500    MedStar Univ. Hospital RB, Series 2001C (PRE)                             6.80        8/15/2031         3,515

             FLORIDA (0.7%)
   12,240    Coral Gables Health Facilities Auth. Hospital RB, Series 2004 (INS)       5.00        8/15/2034        13,028
    5,000    Miami Dade County School Board COP, Series 2003B (INS)                    5.00        5/01/2031         5,288

             GEORGIA (0.3%)
    8,710    De Kalb County Housing Auth. MFH RB, Series 2001                          4.70       10/01/2031         8,804

             ILLINOIS (1.7%)
   15,000    Chicago Gas Supply RB, Series 2000B                                       4.75        3/01/2030        15,452
             Educational Facilities Auth. RB,
   10,000       Series 2000A (Art Institute Chicago)                                   4.45        3/01/2034        10,095
    7,500       Series 2002 (Field Museum)                                             4.75       11/01/2036         7,664
    1,900       Series 2002 (Field Museum)                                             3.90       11/01/2036         1,899
   13,320    Hoffman Estates MFH RB, Series 1996(f)                                    5.75        6/01/2021        13,346

             MICHIGAN (1.0%)
   15,000    Monroe County EDC RB, Series 1992CC (INS)                                 4.65       10/01/2024        15,601
   10,550    Strategic Fund PCRB, Series 1995CC (INS)                                  4.85        9/01/2030        11,005

             MONTANA (0.2%)
    5,000    Forsyth PCRB, Series 1999A (INS)                                          5.00       10/01/2032         5,187

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             NEW MEXICO (0.1%)
  $ 3,320    Bernalillo County MFH RB, Series 1995 (Sunchase Apts.) (INS)              4.60%      11/01/2025    $    3,333

             NEW YORK (2.8%)
   13,750    Dormitory Auth. RB, Series 2002B                                          5.25       11/15/2023        14,744
   15,000    Dormitory Auth. RB, State Univ., Series 2003B (INS)                       5.25        7/01/2032        16,271
    8,500    Hempstead Town IDA RB, Series 2001                                        5.00       12/01/2010         8,864
   34,475    Urban Development Corp. RB, Series 2002A                                  5.50        1/01/2017        37,090

             PENNSYLVANIA (0.3%)
             Philadelphia IDA RB,
    5,000       Series 1997A                                                           6.50       10/01/2027         5,175
    4,000       Series 1997B                                                           6.50       10/01/2027         4,140

             TENNESSEE (0.1%)
    2,100    Knox County Health, Educational, and Housing Facilities MFH RB,
                Series 2001 (NBGA)                                                     4.90        6/01/2031         2,145

             TEXAS (0.7%)
    3,510    Beaumont MFH Finance Corp. RB, Series 2001 (NBGA)                         4.70       12/15/2031         3,583
    6,000    Brazos River Auth. PCRB, Series D                                         5.40       10/01/2029         6,402
    5,250    Gateway Public Facility Corp. RB, Series 2004 (NBGA)                      4.55        7/01/2034         5,373
    3,750    Montgomery County Housing Finance Corp. MFH RB, Series 2001 (NBGA)        4.85        6/01/2031         3,753

             WISCONSIN (0.3%)
    9,000    Madison IDRB, Series 2002B                                                4.88       10/01/2027         9,398

             WYOMING (0.5%)
   15,000    Sweetwater County PCRB                                                    3.90       12/01/2014        14,485
                                                                                                                ----------
             Total put bonds (cost: $260,512)                                                                      265,053
                                                                                                                ----------

             PERIODIC AUCTION RESET BONDS (0.8%)

             CALIFORNIA (0.7%)
   19,300    Statewide Communities Development Auth. COP, SAVRS,
                Series 1998 (INS)                                                      4.30       12/01/2028        19,300

             FLORIDA (0.1%)
    1,000    Volusia County IDA RB, SAVRS, Series 1998 (INS)                           4.30       12/01/2028         1,000

             INDIANA (0.0%)(g)
      350    Clarksville RB, SAVRS, Series 1998 (INS)                                  4.40       12/01/2025           350
                                                                                                                ----------
             Total periodic auction reset bonds (cost: $20,650)                                                     20,650
                                                                                                                ----------

             VARIABLE-RATE DEMAND NOTES (0.4%)

             LOUISIANA (0.4%)
             Public Facilities Auth. Equipment and Capital
                Facilities Pooled Loan Program RB,
    8,175       Series 2000 (LOC - Hibernia National Bank)                             4.01        7/01/2027         8,175
    2,025       Series 2003A (LOC - Hibernia National Bank)                            4.01        7/01/2028         2,025

             NEW YORK (0.0%)(g)
      375    Dormitory Auth. RB, Series 1993 (Oxford Univ. Press)
                (LOC - Landesbank Hessen-Thuringen)                                    3.76        7/01/2023           375

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             VERMONT (0.0%)(g)
 $  1,500    Educational and Health Buildings Financing Agency RB, Series 2004A
               (North Country Hospital) (LOC - Banknorth, N.A.)                        3.75%      10/01/2034    $    1,500
                                                                                                                ----------
             Total variable-rate demand notes (cost: $12,075)                                                       12,075
                                                                                                                ----------

             TOTAL INVESTMENTS (COST: $2,687,080)                                                               $2,775,445
                                                                                                                ==========

18

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2005, were $91,851,000 and $3,486,000, respectively, resulting in net unrealized appreciation of $88,365,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,790,680,000 at December 31, 2005, and, in total, may not equal 100%.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA INTERMEDIATE-TERM FUND
DECEMBER 31, 2005 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

        (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

        (c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Company's Board of Directors. The aggregate market value of this security at December 31, 2005, was $3,619,000, which represented 0.1% of the Fund's net assets.

        (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

        (e) Delayed-delivery or when-issued security - Delivery and payment for securities or portions of securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At December 31, 2005, the aggregate market value of securities purchased on a delayed-delivery basis was $19,905,000, which included when-issued securities of $17,995,000.

        (f) At December 31, 2005, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

        (g) Represents less than 0.1% of net assets.

20

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48459-0206                                   (C)2006, USAA. All rights reserved.


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.